Financial Instrument Risk Management - Changes in Allowances for Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Mortgages:
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	$ 25	$ 22
Provision for (reversal of) losses	46	3
Write-offs, net of recoveries, and other adjustments		(2)
Foreign exchange rate movements	(1)	2
Allowance account for credit losses of financial assets, ending balance	70	25
Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	50	28
Provision for (reversal of) losses		19
Provision for (reversal of) losses	(1)
Write-offs, net of recoveries, and other adjustments		0
Foreign exchange rate movements	(2)	3
Allowance account for credit losses of financial assets, ending balance	47	50
Mortgages and loans(1)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	75	50
Provision for (reversal of) losses	45	22
Write-offs, net of recoveries, and other adjustments		(2)
Foreign exchange rate movements	(3)	5
Allowance account for credit losses of financial assets, ending balance	$ 117	$ 75